                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 028-01879
    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/Edward T. Tokar Morris Township, New Jersey February 14, 2003
------------------
Edward T. Tokar

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total:    $356,753
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                               DECEMBER 31, 2002
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.

COLUMN 1                        COLUMN 2         COLUMN 3        COLUMN 4           COLUMN 5
                                TITLE OF          CUSIP           VALUE             SHRS OR
NAME OF ISSUER                    CLASS           NUMBER         (x$1000)           PRN AMT       SH/PRN    PUT/CALL
--------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS CORP            COM          026375105           5711            361,500         SH         N/A
APOGEE ENTERPRISES INC             COM          037598109              1                100         SH         N/A
BANK OF AMERICA                    COM          060505104           7235            104,000         SH         N/A
BAUSCH & LOMB INC                  COM          071707103           6635            184,300         SH         N/A
BARD CR                            COM          067383109           7180            123,800         SH         N/A
BECTON DICKINSON                   COM          075887109           5877            191,500         SH         N/A
BELLSOUTH CORP                     COM          079860102           2587            100,000         SH         N/A
BRISTOL MYERS SQUIBB               COM          110122108           4910            212,100         SH         N/A
CAREMARK RX INC                    COM          141705103           5525            340,000         SH         N/A
CHEVRONTEXACO CORP                 COM          166764100           4986             75,000         SH         N/A
CIGNA CORP                         COM          125509109           4523            110,000         SH         N/A
CONAGRA FOODS                      COM          205887102           6202            248,000         SH         N/A
CONOCOPHILIPS                      COM          20825C104           4773             98,637         SH         N/A
CONSTELLATION BRANDS INC           COM          21036P108           6034            254,500         SH         N/A
CONSTELLATION ENERGY GRP           COM          210371100           5286            190,000         SH         N/A
COUNTRYWIDE CR INDS INC            COM          222372104           5852            113,300         SH         N/A
COVANCE INC                        COM          222816100           6273            255,100         SH         N/A
DANA CORP                          COM          235811106           3002            255,300         SH         N/A
DEAN FOODS                         COM          242370104           6864            185,000         SH         N/A
DELPHI CORP                        COM          247126105           4041            502,000         SH         N/A
DOLLAR TREE STORES INC             COM          256747106           3921            159,600         SH         N/A
EASTMAN KODAK                      COM          277461109           4906            140,000         SH         N/A
EL PASO CORP                       COM          28336L109           2854            410,000         SH         N/A
FISHER SCIENTIFIC INTL INC         COM          338032204           6236            207,300         SH         N/A
GP STRATEGIES CORP                 COM          36225V104             40              8,000         SH         N/A
GALLAGHER ARTHUR J & CO            COM          363576109           6995            234,700         SH         N/A
GAP INC                            COM          364760108           5632            362,900         SH         N/A
GOODRICH CORP                      COM          382388106           3847            210,000         SH         N/A
HCA-HEALTHCARE CO                  COM          404119109           6848            165,000         SH         N/A
HEWLETT-PACKARD CO                 CON          428236103           7586            437,000         SH         N/A
HOME DEPOT                         COM          437076102           5187            216,500         SH         N/A
HOUSEHOLD INTL INC                 COM          441815107           4808            172,900         SH         N/A
ITT INDS INC                       COM          450911102           5693             93,800         SH         N/A
INGRAM MICRO INC                   COM          457153104           4742            384,000         SH         N/A
INTL FLAVORS&FRANGRANCES           COM          459506101           3980            113,410         SH         N/A
JP MORGAN CHASE                    COM          46625H100           5496            229,000         SH         N/A
JEFFERSON PILOT                    COM          475070108           3232             84,800         SH         N/A


COLUMN 1                             COLUMN 6       COLUMN 7       COLUMN 8
                                    INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                      DISCRETION      MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------
AMERICAN GREETINGS CORP               DEFINED           1         361,500
APOGEE ENTERPRISES INC                DEFINED           1             100
BANK OF AMERICA                       DEFINED           1         104,000
BAUSCH & LOMB INC                     DEFINED           1         184,300
BARD CR                               DEFINED           1         123,800
BECTON DICKINSON                      DEFINED           1         191,500
BELLSOUTH CORP                        DEFINED           1         100,000
BRISTOL MYERS SQUIBB                  DEFINED           1         212,100
CAREMARK RX INC                       DEFINED           1         340,000
CHEVRONTEXACO CORP                    DEFINED           1          75,000
CIGNA CORP                            DEFINED           1         110,000
CONAGRA FOODS                         DEFINED           1         248,000
CONOCOPHILIPS                         DEFINED           1          98,637
CONSTELLATION BRANDS INC              DEFINED           1         254,500
CONSTELLATION ENERGY GRP              DEFINED           1         190,000
COUNTRYWIDE CR INDS INC               DEFINED           1         113,300
COVANCE INC                           DEFINED           1         255,100
DANA CORP                             DEFINED           1         255,300
DEAN FOODS                            DEFINED           1         185,000
DELPHI CORP                           DEFINED           1         502,000
DOLLAR TREE STORES INC                DEFINED           1         159,600
EASTMAN KODAK                         DEFINED           1         140,000
EL PASO CORP                          DEFINED           1         410,000
FISHER SCIENTIFIC INTL INC            DEFINED           1         207,300
GP STRATEGIES CORP                    DEFINED           1           8,000
GALLAGHER ARTHUR J & CO               DEFINED           1         234,700
GAP INC                               DEFINED           1         362,900
GOODRICH CORP                         DEFINED           1         210,000
HCA-HEALTHCARE CO                     DEFINED           1         165,000
HEWLETT-PACKARD CO                    DEFINED           1         437,000
HOME DEPOT                            DEFINED           1         216,500
HOUSEHOLD INTL INC                    DEFINED           1         172,900
ITT INDS INC                          DEFINED           1          93,800
INGRAM MICRO INC                      DEFINED           1         384,000
INTL FLAVORS&FRANGRANCES              DEFINED           1         113,400
JP MORGAN CHASE                       DEFINED           1         229,000
JEFFERSON PILOT                       DEFINED           1          84,800

COLUMN 1                        COLUMN 2         COLUMN 3        COLUMN 4           COLUMN 5
                                TITLE OF          CUSIP           VALUE             SHRS OR
NAME OF ISSUER                    CLASS           NUMBER         (x$1000)           PRN AMT       SH/PRN    PUT/CALL
--------------------------------------------------------------------------------------------------------------------
JOHNSON CTLS INC                   COM          478366107           6173             77,000         SH         N/A
KEY CORP                           COM          493267108           6109            243,000         SH         N/A
KT CORP                            ADR          48268K101           1685             78,200         SH         N/A
LOCKHEED MARTIN CORP               COM          539830109           4100             71,000         SH         N/A
MBNA CORP                          COM          55262L100           5250            276,000         SH         N/A
MASCO CORP                         COM          574599106           4648            220,800         SH         N/A
MATTEL INC                         COM          577081102           6758            352,900         SH         N/A
MAYTAG CORP                        COM          578592107           4862            170,600         SH         N/A
MOTOROLA INC                       COM          620076109           4801            555,000         SH         N/A
NEWELL RUBBERMAID                  COM          651229106           5065            167,000         SH         N/A
NOKIA                              COM          654902204           1837            118,500         SH         N/A
NORFOLK SOUTHERN CORP              COM          655844108           5497            275,000         SH         N/A
ORBITAL SCIENCES                   C0M          668074707              7              4,913         SH         N/A
PENTAIR INC                        COM          709631105           4761            137,800         SH         N/A
PEPSIAMERICAS INC                  COM          71343P200           4096            305,000         SH         N/A
PFIZER INC                         COM          717081103           5166            169,000         SH         N/A
PHILIP MORRIS INC                  COM          718154107           4620            114,000         SH         N/A
POPULAR INC                        COM          733174106           5222            154,500         SH         N/A
RADIAN GROUP INC                   COM          750236101           4413            118,800         SH         N/A
SBC COMMUNICATIONS INC             COM          78387G103           3958            146,000         SH         N/A
SK TELECOM LTD                     ADR          78440P108           5419            253,799         SH         N/A
ROYAL CARIBBEAN                    COM          V7780T103           4843            290,000         SH         N/A
SARA LEE CORP                      COM          803111103           6190            275,000         SH         N/A
SEALED AIR CORP                    COM          81211K209           1823             42,800         SH         N/A
SKYWEST INC                        COM          830879102           4561            348,967         SH         N/A
SPRING PCS CORP                    COM          852061506           2803            640,000         SH         N/A
STERIS CORP                        COM          859152100           1266             52,200         SH         N/A
STORAGE TECHNOLOGY CORP            COM          862111200           7004            327,000         SH         N/A
SUPERVALU INC                      COM          868536103           3385            205,000         SH         N/A
TELEFONOS DE MEXICO                ADR          879403780           1981             61,936         SH         N/A
TELECOMUNICACOES BRASILEIR         ADR          879287308           2404            128,900         SH         N/A
TEVA PHARMACEUTICALS               ADR          881624209           6795            176,000         SH         N/A
TOYS R US INC                      COM          892335100           4330            433,000         SH         N/A
TRANSOCEAN INC                     COM          G90078109           5118            220,600         SH         N/A
UST INC                            COM          902911106           1481             44,300         SH         N/A
UNION PACIFIC CORP                 COM          907818108           5029             84,000         SH         N/A
UNUMPROVIDENT CORP                 COM          91529Y106            772             44,000         SH         N/A
VISHAY INTERTECHNOLOGY             COM          928298108           4336            387,800         SH         N/A
VODAFONE GROUP                     ADR          92857W100           3503            193,336         SH         N/A
WELLPOINT HEALTH NETWORKS          COM          94973H108           5508             77,400         SH         N/A
WESTERN DIGITAL CORP               COM          958102105           3771            590,200         SH         N/A


COLUMN 1                             COLUMN 6       COLUMN 7       COLUMN 8
                                    INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                      DISCRETION      MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------
JOHNSON CTLS INC                      DEFINED           1          77,000
KEY CORP                              DEFINED           1         243,000
KT CORP                               DEFINED           1          78,200
LOCKHEED MARTIN CORP                  DEFINED           I          71,000
MBNA CORP                             DEFINED           1         276,000
MASCO CORP                            DEFINED           1         220,800
MATTEL INC                            DEFINED           1         352,900
MAYTAG CORP                           DEFINED           1         170,600
MOTOROLA INC                          DEFINED           1         555,000
NEWELL RUBBERMAID                     DEFINED           1         167,000
NOKIA                                 DEFINED           1         118,500
NORFOLK SOUTHERN CORP                 DEFINED           1         275,000
ORBITAL SCIENCES                      DEFINED           1           4,913
PENTAIR INC                           DEFINED           1         137,800
PEPSIAMERICAS INC                     DEFINED           1         305,000
PFIZER INC                            DEFINED           1         169,000
PHILIP MORRIS INC                     DEFINED           1         114,000
POPULAR INC                           DEFINED           1         154,500
RADIAN GROUP INC                      DEFINED           1         118,800
SBC COMMUNICATIONS INC                DEFINED           1         146,000
SK TELECOM LTD                        DEFINED           1         253,799
ROYAL CARIBBEAN                       DEFINED           1         290,000
SARA LEE CORP                         DEFINED           1         275,000
SEALED AIR CORP                       DEFINED           1          42,800
SKYWEST INC                           DEFINED           1         348,967
SPRING PCS CORP                       DEFINED           1         640,000
STERIS CORP                           DEFINED           1          52,200
STORAGE TECHNOLOGY CORP               DEFINED           1         327,000
SUPERVALU INC                         DEFINED           1         205,000
TELEFONOS DE MEXICO                   DEFINED           1          61,936
TELECOMUNICACOES BRASILEIR            DEFINED           1         128,900
TEVA PHARMACEUTICALS                  DEFINED           1         176,000
TOYS R US INC                         DEFINED           1         433,000
TRANSOCEAN INC                        DEFINED           1         220,600
UST INC                               DEFINED           1          44,300
UNION PACIFIC CORP                    DEFINED           1          84,000
UNUMPROVIDENT CORP                    DEFINED           1          44,000
VISHAY INTERTECHNOLOGY                DEFINED           1         387,800
VODAFONE GROUP                        DEFINED           1         193,336
WELLPOINT HEALTH NETWORKS             DEFINED           1          77,400
WESTERN DIGITAL CORP                  DEFINED           1         590,200